S000069167 [Member] Expense Example - William Blair Emerging Markets Debt Fund	Dec. 31, 2025 USD ($)
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,268
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	$ 1,389